Related Party Transactions - Partial Recourse Promissory Notes (Detail) - USD ($)			4 Months Ended
	Nov. 21, 2021	Nov. 21, 2020	Dec. 31, 2020
Related Party Transaction
Purchase price per share			$ 9.20
Total amount paid by founders			$ 25,000
Archer Aviation Inc | Partial recourse promissory note arrangements
Related Party Transaction
Number of shares exercised		2,645,517
Purchase price per share		$ 0.15
Total amount paid by founders		$ 397,000
Fixed interest rate of Notes		0.38%
Maturity period		5 years
Repayment term with in founders termination		90 days
Exercise price of early exercise of options	$ 0.15	$ 0.15